Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative expense	$ 1,922,763	$ (481,667)	$ 4,409,214	$ 3,576,192	$ 4,777,654	$ 93,638